Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

The Company transacts business with the following related parties, being companies in which our principal shareholder Hemen has a significant interest:

•	Ship Finance International Limited ("Ship Finance")

•	Metrogas Holdings Inc ("Metrogas")

•	Archer Limited ("Archer")

•	Frontline Management (Bermuda) Limited ("Frontline")

Ship Finance Transactions

The Company has entered into sale and lease back contracts for several drilling units with subsidiaries of Ship Finance.The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in the Company's consolidated accounts. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated accounts (See Note 35 to the consolidated financial statements included herein).

In the 12 months ended December 31, 2013, the Company incurred the following lease costs on units leased from the Ship Finance subsidiaries.

(US$ millions)	2013	2012	2011
West Prospero	—	—	7
West Polaris	70	114	126
West Hercules	77	75	120
West Taurus	112	114	112
Total	259	303	365

These lease costs are eliminated on consolidation.

On July 1, 2010 our consolidated VIEs, SFL Deepwater Ltd and SFL Polaris Ltd, paid a dividend of $290 million and $145 million respectively to Ship Finance. Ship Finance simultaneously granted loans to SFL Deepwater Ltd and SFL Polaris Ltd for the same amounts. The loans bear interest at 4.5% per annum and comprise the balance of $435 million, reported as long-term debt due to related parties in our balance sheet as of December 31, 2013 as the loans mature in 2023.

On June 24, 2011, we entered into a share sale and purchase agreement with Ship Finance, where we acquired all the shares of Rig Finance II Limited, which was the owner of West Prospero. The acquisition price for the shares amounted to $47 million. This transaction is accounted for as an equity transaction and no gain or loss is recognized.

On June 28, 2013, our subsidiary North Atlantic Drilling Ltd sold the entity that owns the newbuild jack-up, West Linus, to Ship Finance. The purchase consideration for this transfer should reflect the market value of the rig as of the delivery date. This shall not exceed $600 million. Upon closing, North Atlantic Drilling received $195 million and will receive the remaining balance on the delivery date. The $195 million is reported as long-term debt due to related parties in our balance sheet as of December 31, 2013, and matures in 2029.This rig was simultaneously chartered back over a period of 15 years to North Atlantic Drilling Ltd.

The total interest expense of the above loans relating to Ship Finance for 2013 was $20 million (2012: $20 million, 2011: $20 million).

During 2013 the VIEs declared dividends totaling $223 million, which were settled against existing intercompany balances with Ship Finance.

Metrogas transactions

From time to time, we may enter into agreements with Metrogas primarily to manage short-term working capital requirements. We had the following transactions with Metrogas:

On March 22, 2012, we obtained a short-term unsecured credit facility of $84 million from Metrogas. The principal plus interest was repaid in full in May 2012.

On May 15, 2012 we obtained a short term unsecured credit facility of $50 million from Metrogas. The principal plus interest was repaid in July 2012.

On June 7, 2012 we obtained a long term unsecured credit facility of NOK1,200 million from Metrogas. This loan agreement was amended on June 14 and June 27 increasing the loan amount to a total of NOK2,100 million . The principal plus interest was repaid in full in September 2012.

On December 20, 2012, we sold the Company's holding in a North Atlantic Drilling Ltd unsecured bond of $500 million to Metrogas plus accrued interest of $9 million with a call option to repurchase the bond in full for a price equal to par plus unpaid accrued interest on the date of repurchase with a maturity date in June 2013. The obligation was recorded as a long term related party liability. In conjunction with this arrangement we also entered into an agreement to settle dividends payable to Metrogas in return for a short term unsecured loan of $93 million (see below). The North Atlantic bond bears a coupon of 7.75% per annum payable semi-annually in arrears. The net proceeds from these arrangements were $415 million. On May 31, 2013, the Company exercised its option to repurchase the bond from Metrogas, and as a result the bond is eliminated in the consolidated financial statements at December 31, 2013.

On December 21, 2012, we obtained a short term loan of $93 million from Metrogas. The loan bears interest of LIBOR plus a margin and was repaid in full on May 2, 2013.

On December 31, 2012, we obtained a short term loan from Metrogas of NOK140 million. The loan bears interest of NIBOR plus a margin and was repaid in full on January 2, 2013.

On February 27, 2013, we obtained a short-term loan from Metrogas of NOK300 million. The loan had an interest of NIBOR plus a margin and was repaid in full on March 12, 2013.

On March 27, 2013, we obtained a short-term loan from Metrogas of NOK700 million. The loan had an interest of NIBOR plus a margin, and was repaid in full on April 3, 2013.

On July 19, 2013, we entered into a loan agreement with Metrogas of NOK1,500 million. The loan had an interest of NIBOR plus a margin of 3.5% and was repaid in full on October 9, 2013.

On September 20, 2013, we obtained a short-term loan from Metrogas of $99 million. The loan had an interest of LIBOR plus a margin of 3.0%, and was repaid in full on September 30, 2013.

On December 10, 2013, the $1,121 million facility with Lloyds Bank TSB as agent was transferred to DNB Bank ASA as new agent and to Metrogas Holdings Inc, as the lender. There have been no other changes to the facility. As Metrogas is a related party of the Company, the proportion of the facility related to Metrogas of $840 million has accordingly been reclassified as debt due to related parties on the consolidated balance sheet as at December 31, 2013. On February 21, 2014, subsequent to the year end, the Company entered into a term loan B agreement for $1.8 billion due in February 2021 in which some of the proceeds have been used to repay the portion of this facility that is related to the West Leo, which totaled $472.6 million as at December 31, 2013. The amount that was paid to Metrogas was $436 million.

The total interest expense of the above loans relating to Metrogas for 2013 was $10 million (2012: $7 million; 2011: nil).

Archer transactions

From time to time, we may enter into transactions with Archer our former consolidated subsidiary and current associate investment related to Archer's working capital requirements and debt restructuring. We had the following transactions with Archer:

On June 27, 2012, the Company granted Archer a long term unsecured credit facility of $20 million. The principal plus interest was repaid in August 2012.

On November 12, 2012, the Company granted Archer a short term unsecured loan of $55 million. The loan bears interest of LIBOR plus a margin and was settled in February 2013.

On February 20, 2013, the Company obtained a short-term unsecured loan of $43 million from Archer. The loan had an interest of LIBOR plus a margin of 5% and was repaid on February 27, 2013.

On March 7, 2013, the Company provided a guarantee to Archer on its payment obligations on a certain financing arrangements. The maximum liability to the Company is limited to $100 million. The guarantee fee is 1.25% per annum.

On March 27, 2013 the Company granted Archer a short term unsecured loan of $10 million. The loan had an interest of LIBOR plus a margin of 5%, and was repaid on April 2, 2013.

On July 31, 2013, the Company provided Archer with an additional guarantee of $100 million, which was provided as part of Archer’s divestiture of a division, to support Archer's existing bank facilities. The guarantee fee is 1.25% per annum.

On December 9, 2013, the Company provided Archer Topaz Limited, a wholly owned subsidiary of Archer, with a guarantee of a maximum of EUR56 million, to support Archer's credit facilities. The guarantee fee is 1.25% per annum.

The total net interest income of the above loans relating to Archer for 2013 was $1 million (2012: nil; 2011: nil).

Frontline transactions

Frontline provides management support and administrative services for the Company, and charged the Company fees of $2 million, $2 million and $2 million for these services in the years 2013, 2012 and 2011, respectively. These amounts are included in "general and administrative expenses".

Other related party transactions

In the 12 months ended December 31, 2013, the Company recognized related party revenues of $2 million (2012: $15 million, 2011: nil) relating to Varia Perdana and its subsidiary Crest Tender Rigs Pte Ltd (together "Varia Group"), and Asia Offshore Drilling Ltd (AOD). During 2013 we provided management support, administrative and construction management services to AOD and received bare boat fees from the Varia Group. AOD became a consolidated subsidiary of the Company during the year and therefore these revenues are now eliminated on consolidation, see Note 12 to the consolidated financial statements included herein. The amounts related to the Varia Group during 2013 included the period up until the sale of our tender rig business, see Note 11 to the consolidated financial statements included herein.